SUP-MULTI-1118

AB ALL CHINA EQUITY PORTFOLIO (“All China Equity”)

AB BOND FUNDS (“Bond Funds”)

-	AB Global Bond Fund
-	AB High Income Fund
-	AB Income Fund
-	AB Intermediate Bond Portfolio
-	AB Limited Duration High Income Portfolio
-	AB Tax-Aware Fixed Income Portfolio
-	AB Unconstrained Bond Fund

AB CORPORATE SHARES (“Corporate Shares”)

-	AB Corporate Income Shares
-	AB Municipal Income Shares
-	AB Taxable Multi-Sector Income Shares
-	AB Impact Municipal Income Shares

AB EMERGING MARKETS MULTI-ASSET PORTFOLIO (“EMMA”)

AB FLEXFEETM FUNDS (“FlexFeeTM Funds”)

-	AB FlexFeeTM Emerging Markets Growth Portfolio
-	AB FlexFeeTM High Yield Portfolio
-	AB FlexFeeTM International Bond Portfolio
-	AB FlexFeeTM International Strategic Core Portfolio
-	AB FlexFeeTM Large Cap Growth Portfolio
-	AB FlexFeeTM US Thematic Portfolio

AB VARIABLE PRODUCTS SERIES FUND, INC. (“AB VPS Funds”)

-	AB Balanced Wealth Strategy Portfolio
-	AB Dynamic Asset Allocation Portfolio
-	AB Global Thematic Growth Portfolio
-	AB Growth Portfolio
-	AB Growth and Income Portfolio
-	AB Intermediate Bond Portfolio
-	AB International Growth Portfolio
-	AB International Value Portfolio
-	AB Large Cap Growth Portfolio
-	AB Real Estate Investment Portfolio
-	AB Small Cap Growth Portfolio
-	AB Small-Mid Cap Value Portfolio
-	AB Value Portfolio
-	AB Global Risk Allocation — Moderate Portfolio

AB WEALTH STRATEGIES (“Wealth Strategies”)

-	AB Wealth Appreciation Strategy
-	AB All Market Total Return Portfolio
-	AB Conservative Wealth Strategy
-	AB Tax-Managed Wealth Appreciation Strategy
-	AB Tax-Managed All Market Income Portfolio

AB GLOBAL REAL ESTATE INVESTMENT FUND II (“Global Real Estate Investment Fund II”)

AB GOVERNMENT MONEY MARKET PORTFOLIO (“Government Money Market”)

AB INFLATION STRATEGIES (“Inflation Strategies”)

-	AB Bond Inflation Strategy
-	AB Municipal Bond Inflation Strategy
-	AB All Market Real Return Portfolio

AB MULTI-MANAGER SELECT RETIREMENT FUNDS (“Select Retirement Funds”)

-	AB Multi-Manager Select Retirement Allocation Fund
-	AB Multi-Manager Select 2010 Fund
-	AB Multi-Manager Select 2015 Fund
-	AB Multi-Manager Select 2020 Fund
-	AB Multi-Manager Select 2025 Fund
-	AB Multi-Manager Select 2030 Fund
-	AB Multi-Manager Select 2035 Fund
-	AB Multi-Manager Select 2040 Fund
-	AB Multi-Manager Select 2045 Fund
-	AB Multi-Manager Select 2050 Fund
-	AB Multi-Manager Select 2055 Fund

AB MUNICIPAL INCOME PORTFOLIOS (“Municipal Portfolios”)

-	AB National Portfolio
-	AB High Income Municipal Portfolio
-	AB Arizona Portfolio
-	AB California Portfolio
-	AB Massachusetts Portfolio
-	AB Minnesota Portfolio
-	AB New Jersey Portfolio
-	AB New York Portfolio
-	AB Ohio Portfolio
-	AB Pennsylvania Portfolio
-	AB Virginia Portfolio

AB VALUE FUNDS (“Value Funds”)

-	AB All Market Income Portfolio
-	AB Core Opportunities Fund
-	AB Discovery Value Fund
-	AB Equity Income Fund
-	AB Global Real Estate Investment Fund
-	AB Global Risk Allocation Fund
-	AB Relative Value Fund
-	AB International Value Fund
-	AB Small Cap Value Portfolio
-	AB Value Fund

SANFORD C. BERSTEIN FUND II, INC. (“SCBII”)

-	Bernstein Intermediate Duration Institutional Portfolio

BERNSTEIN FUND, INC. (“Bernstein Funds”)

-	International Strategic Equities Portfolio
-	International Small Cap Portfolio
-	Small Cap Core Portfolio

SANFORD C. BERNSTEIN FUND, INC. (“SCB Funds” or “SCB”)

-	California Municipal Portfolio
-	Diversified Municipal Portfolio
-	Emerging Markets
-	Intermediate Duration Portfolio
-	International Portfolio
-	New York Municipal Portfolio
-	Overlay A Portfolio
-	Overlay B Portfolio
-	Short Duration Diversified Municipal Portfolio
-	Short Duration Plus Portfolio
-	Tax-Aware Overlay A Portfolio
-	Tax-Aware Overlay B Portfolio
-	Tax-Aware Overlay C Portfolio
-	Tax-Aware Overlay N Portfolio
-	Tax-Managed International Portfolio

Each of the funds listed above is hereinafter referred to as a “Fund” or, collectively, the “Funds”.

Supplement dated November 27, 2018 to the following Prospectuses, as amended:

Prospectus	Date
All China Equity	July 25, 2018
Bernstein Funds and SCB Funds	January 26, 2018
Bond Funds	January 31, 2018
Corporate Shares	August 31, 2018
EMMA	July 31, 2018
AB FlexFeeTM High Yield Portfolio	February 26, 2018
AB FlexFeeTM International Bond Portfolio	April 30, 2018
AB FlexFeeTM International Strategic Core Portfolio and AB FlexFeeTM Emerging Markets Growth Portfolio	April 30, 2018, as revised June 11, 2018
AB FlexFeeTM Large Cap Growth Portfolio and AB FlexFeeTM US Thematic Portfolio	April 30, 2018
Global Real Estate Investment Fund II	January 31, 2018
Government Money Market	August 31, 2018
Inflation Strategies	January 31, 2018
Municipal Portfolios	September 28, 2018
SCBII	January 29, 2018
Select Retirement Funds	November 30, 2017
Value Funds	February 28, 2018
AB VPS Funds	May 1, 2018
Wealth Strategies	December 29, 2017

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The following supplements the information contained in each Prospectus:

During 2017, AXA S.A. (“AXA”), a French holding company for the AXA Group, a worldwide leader in life, property and casualty and health insurance and asset management, announced its intention to pursue the sale of a minority stake in its subsidiary, AXA Equitable Holdings, Inc. (“AXA Equitable”), the holding company for a diversified financial services organization, through an initial public offering (“IPO”). AXA Equitable is the holding company for a diverse group of financial services companies, including AllianceBernstein L.P., the investment adviser to the Funds (“the Adviser”). During the second quarter of 2018, AXA Equitable completed the IPO, and, as a result, AXA held approximately 72.2% of the outstanding common stock of AXA Equitable as of September 30, 2018. Contemporaneously with the IPO, AXA sold $862.5 million aggregate principal amount of its 7.25% mandatorily exchangeable notes (the “MxB Notes”) due May 15, 2021 and exchangeable into up to 43,125,000 shares of common stock (or approximately 7% of the outstanding shares of common stock of AXA Equitable). AXA retains ownership (including voting rights) of such shares of common stock until the MxB Notes are exchanged, which may be on a date that is earlier than the maturity date at AXA’s option upon the occurrence of certain events.

On November 13, 2018, AXA Equitable filed a registration statement with the SEC registering 50,000,000 shares of its common stock currently held by AXA and on November 15, 2018 filed a registration statement increasing the offering by 10,000,000 shares. AXA completed the sale of such shares (the “offering”) on November 20, 2018. The underwriters of the offering have a 30-day option to purchase an additional 9,000,000 shares of common stock from AXA. AXA Equitable also entered into a share repurchase agreement with AXA pursuant to which it has acquired from AXA 30,000,000 shares of AXA Equitable common stock. After settlement of the offering and the share buyback, AXA holds approximately 59.3% of the shares of common stock of AXA Equitable (and will hold 57.5% if the underwriters exercise their option to purchase additional shares from AXA).

In March 2018, AXA announced its intention to sell its entire interest in AXA Equitable over time, subject to market conditions and other factors (the “Plan”). It is anticipated that one or more of the transactions contemplated by the Plan may ultimately result in the indirect transfer of a “controlling block” of voting securities of the Adviser (a “Change of Control Event”) and therefore may be deemed an “assignment” causing a termination of each Fund’s current investment advisory agreement. In order to ensure that the existing investment advisory services could continue uninterrupted, at meetings held in late July through early August 2018, the Boards of Directors/Trustees (each a “Board” and collectively, the “Boards”) approved new investment advisory agreements with the Adviser, in connection with the Plan. The Boards also agreed to call and hold a joint meeting of shareholders on October 11, 2018 for shareholders of each Fund to (1) approve the new investment advisory agreement with the Adviser that would be effective after the first Change of Control Event and (2) approve any future advisory agreement approved by the Board and that has terms not materially different from the current agreement, in the event there are subsequent Change of Control Events arising from completion of the Plan that terminate the advisory agreement after the first Change of Control Event. Approval of a future advisory agreement means that shareholders may not have another opportunity to vote on a new agreement with the Adviser even upon a change of control, as long as no single person or group of persons acting together gains “control” (as defined in the 1940 Act) of AXA Equitable.

At the October 11, 2018 meeting (or at the adjourned meeting reconvened on November 14, 2018, for certain Funds), shareholders of each of the following Funds approved the new and future investment advisory agreements:

AB Global Bond Fund

AB High Income Fund

AB Intermediate Bond Portfolio

AB Limited Duration High Income Portfolio

AB Tax-Aware Fixed Income Portfolio

AB Unconstrained Bond Fund

EMMA

SCB Short Duration Diversified Municipal Portfolio

Bernstein Funds

AB Municipal Income Shares

All China Equity

Government Money Market

Inflation Strategies

AB Multi-Manager Select Retirement Allocation Fund

AB Multi-Manager Select 2015 Fund

AB High Income Municipal Portfolio

AB California Portfolio

AB Pennsylvania Portfolio

AB All Market Income Portfolio

AB VPS Funds

SCBII Bernstein Intermediate Duration Institutional Portfolio

AB Corporate Income Shares

AB Taxable Multi-Sector Income Shares

FlexFeeTM Funds

The meeting was adjourned until December 11, 2018 with respect to all of the other Funds.

Currently, the Adviser and its affiliates do not anticipate that the Plan will have a material impact on the Adviser or any affiliates of the Adviser that provides services to the Funds, including with respect to the following: operations, personnel, organizational structure, capitalization, or financial and other resources. The Adviser’s current leadership and key investment teams are expected to stay in place, and no change in senior management’s strategy for the Adviser is anticipated as a result of the implementation of the Plan. Notwithstanding the foregoing, it is possible that the completion of the Plan, whether implemented through public offerings or other means, could create the potential for disruption to the businesses of AXA Equitable and its subsidiaries. AXA Equitable, today and in the future as a stand-alone entity is a publicly held U.S. company subject to the reporting requirements of the Securities Exchange Act of 1934 as well as other U.S. Government and state regulations applicable to public companies that it was not subject to prior to the IPO. The Plan may be implemented in phases. During the time that AXA retains a controlling interest in AXA Equitable, circumstances affecting AXA, including restrictions or requirements imposed on AXA by European and other authorities, may also affect AXA Equitable. A failure to implement the Plan could create uncertainty about the nature of the relationship between AXA Equitable and AXA, and could adversely affect AXA Equitable and its subsidiaries including the Adviser. If the Plan is completed, AXA Equitable will no longer be a subsidiary of AXA. AXA Equitable is expected to remain the indirect parent of AllianceBernstein Corporation, the general partner of the Adviser.

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This Supplement should be read in conjunction with the Prospectuses for the Funds.

You should retain this Supplement with your Prospectus(es) for future reference.

The [A/B] Logo is a service mark of AllianceBernstein and AllianceBernstein® is a registered trademark used by permission of the owner, AllianceBernstein L.P.

SUP-MULTI-1118

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